Document And Entity Information	Mar. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2022
Entity Registrant Name	Thorne HealthTech, Inc.
Entity Central Index Key	0001844280
Entity Emerging Growth Company	true
Entity File Number	001-40826
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2877253
Entity Address, Address Line One	152 W. 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(929)
Local Phone Number	251-6321
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	THRN
Security Exchange Name	NASDAQ